1. Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Notes
1. Summary of Significant Accounting Policies

1.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business:

              1st Franklin Financial Corporation (the "Company") is a consumer finance company which originates and services direct cash loans, real estate loans and sales finance contracts through 266 branch offices located throughout the southeastern United States.  In addition to this business, the Company writes credit insurance when requested by its loan customers as an agent for a non-affiliated insurance company specializing in such insurance.  Two of the Company's wholly owned subsidiaries, Frandisco Life Insurance Company and Frandisco Property and Casualty Insurance Company, reinsure the credit life, the credit accident and health and the credit property insurance so written.

Basis of Consolidation:

              The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries.  Inter-company accounts and transactions have been eliminated.

Fair Values of Financial Instruments:

              The following methods and assumptions are used by the Company in estimating fair values for financial instruments:

              Cash and Cash Equivalents.  Cash includes cash on hand and with banks.  Cash equivalents are short-term highly liquid investments with original maturities of three months or less.  The carrying value of cash and cash equivalents approximates fair value due to the relatively short period of time between the origination of the instruments and their expected realization.  Cash and cash equivalents are classified as a Level 1 financial asset.

              Loans.  The fair value of the Company's direct cash loans and sales finance contracts approximate the carrying value since the estimated life, assuming prepayments, is short-term in nature.  The fair value of the Company's real estate loans approximate the carrying value since the interest rate charged by the Company approximates market rates.  Loans are classified as a Level 3 financial asset.

              Marketable Debt Securities.  The fair value of marketable debt securities is based on quoted market prices.  If a quoted market price is not available, fair value is estimated using market prices for similar securities.  Held-to-maturity marketable debt securities are classified as Level 2 financial assets.  See additional information below regarding fair value under ASC NO. 820.  See table below for fair value  measurement of available-for-sale marketable debt securities.  See Note 3 for the fair value of marketable debt securities and Note 4 for information related to how these securities are valued.

              Senior Debt.  The carrying value of the Company's senior debt securities approximate fair value due to the relatively short period of time between the origination of the instruments and their expected payment.  Senior debt securities are classified as a Level 2 liability.

              Subordinated Debt.  The carrying value of the Company's subordinated debt approximates fair value due to the re-pricing frequency of the securities.  Subordinated debt securities are classified as a Level 2 financial liability.

Use of Estimates:

              The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could vary from these estimates.

Income Recognition:

              Accounting principles generally accepted in the United States of America require that an interest yield method be used to calculate the income recognized on accounts which have precomputed charges.  An interest yield method is used by the Company on each individual account with precomputed charges to calculate income for those on-going accounts, however, state regulations often allow interest refunds to be made according to the “Rule of 78's” method for payoffs and renewals.  Since the majority of the Company's accounts with precomputed charges are repaid or renewed prior to maturity, the result is that most of the accounts with precomputed charges effectively yield on a Rule of 78's basis.

              Precomputed finance charges are included in the gross amount of certain direct cash loans, sales finance contracts and certain real estate loans.  These precomputed charges are deferred and recognized as income on an accrual basis using the effective interest method.  Some other cash loans and real estate loans, which do not have precomputed charges, have income recognized on a simple interest accrual basis.  Any loan which becomes 60 days or more past due, based on original contractual term, is placed in a non-accrual status.  When a loan is placed in non-accrual status, income accruals are discontinued.  Accrued income prior to the date an account becomes 60 days or more past due is not reversed.  Income on loans in non-accrual status is earned only if payments are received.  A loan in nonaccrual status is restored to accrual status when it becomes less than 60 days past due.

              Loan fees and origination costs are deferred and recognized as an adjustment to the loan yield over the contractual life of the related loan.

              The property and casualty credit insurance policies written by the Company, as agent for an unrelated insurance company, are reinsured by the Company’s property and casualty insurance subsidiary.  The premiums are deferred and earned over the period of insurance coverage using the pro-rata method or the effective yield method, depending on whether the amount of insurance coverage generally remains level or declines.

              The credit life and accident and health policies written by the Company, as agent for an unrelated insurance company, are reinsured by the Company’s life insurance subsidiary.  The premiums are deferred and earned using the pro-rata method for level-term life policies and the effective yield method for decreasing-term life policies.  Premiums on accident and health policies are earned based on an average of the pro-rata method and the effective yield method.

              Claims of the insurance subsidiaries are expensed as incurred and reserves are established for incurred but not reported (IBNR) claims.  Reserves for claims totaled $1,340,003 and $1,324,591 at December 31, 2012 and 2011, respectively, and are included in unearned insurance premiums on the consolidated statements of financial position.

              Policy acquisition costs of the insurance subsidiaries are deferred and amortized to expense over the life of the policies on the same methods used to recognize premium income.

              The primary revenue category included in other revenue relates to commissions earned by the Company on sales of auto club memberships. Commissions received from the sale of auto club memberships are earned at the time the membership is sold.  The Company sells the memberships as an agent for a third party.  The Company has no further obligations after the date of sale as all claims for benefits are paid and administered by the third party.

Depreciation and Amortization:

              Office machines, equipment and Company automobiles are recorded at cost and depreciated on a straight-line basis over a period of three to ten years.  Leasehold improvements are amortized on a straight-line basis over five years or less depending on the term of the applicable lease.  Depreciation and amortization expense for each of the three years ended December 31, 2012 was $2,716,463, $2,586,017 and $2,465,829, respectively.

Restricted Cash:

              At December 31, 2012 and 2011, the Company had cash of $4,676,830 and $5,568,529, respectively, held in restricted accounts at its insurance subsidiaries in order to comply with certain requirements imposed on insurance companies by the State of Georgia and to meet the reserve requirements of its reinsurance agreements.  During 2012 and 2011, restricted cash also included escrow deposits held by the Company on behalf of certain mortgage real estate customers.

Impairment of Long-Lived Assets:

              The Company annually evaluates whether events and circumstances have occurred or triggering events have occurred that indicate the carrying amount of property and equipment may warrant revision or may not be recoverable.  When factors indicate that these long-lived assets should be evaluated for possible impairment, the Company assesses the recoverability by determining whether the carrying value of such long-lived assets will be recovered through the future undiscounted cash flows expected from use of the asset and its eventual disposition.  Based on Management’s evaluation, there has been no impairment of carrying value of the long-lived assets, including property and equipment at December 31, 2012 and 2011.

Income Taxes:

              The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Codification (“ASC”) 740-10.  FASB ASC 740-10 provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits.  Income tax positions must meet a more-likely-than-not recognition threshold at the effective date to be recognized.  FASB ASC 740-10 also provides guidance on measurement, de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.  At December 31, 2012, the Company had no uncertain tax positions.

              The Company’s insurance subsidiaries are treated as taxable entities and income taxes are provided for where applicable (Note 11).  No provision for income taxes has been made by the Company since it has elected to be treated as an S Corporation for income tax reporting purposes. However, the state of Louisiana does not recognize S Corporation status, and the Company has accrued amounts necessary to pay the required income taxes in such state.

Collateral Held for Resale:

              When the Company takes possession of the collateral which secures a loan, the collateral is recorded at the lower of its estimated resale value or the loan balance.  Any losses incurred at that time are charged against the Allowance for Loan Losses.

Marketable Debt Securities:

              Management has designated a significant portion of the Company’s marketable debt securities held in the Company's investment portfolio at December 31, 2012 and 2011 as being available-for-sale.  This portion of the investment portfolio is reported at fair value with unrealized gains and losses excluded from earnings and reported, net of taxes, in accumulated other comprehensive income, which is a separate component of stockholders' equity.  Gains and losses on sales of securities available-for-sale are determined based on the specific identification method.  The remainder of the investment portfolio is carried at amortized cost and designated as held-to-maturity as Management has both the ability and intent to hold these securities to maturity.

Earnings per Share Information:

              The Company has no contingently issuable common shares, thus basic and diluted per share amounts are the same.

Recent Accounting Pronouncements:

              In September 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-8, “Intangibles – Goodwill and Other,” regarding the testing of goodwill for impairment.  The guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If an entity determines that this is the case, it is required to perform the currently prescribed two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized if applicable.  Based on the qualitative assessment, if a company determines that the fair value of a reporting unit is more than the carrying amount, the two-step goodwill impairment test is not required.  The Company adopted this new guidance effective January 1, 2012.  The adoption of the guidance did not have a material impact on the Company’s consolidated financial statements.

             In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income”.  ASU 211-05 requires entities to present comprehensive income in one continuous statement or in two separate but consecutive statements presenting the components of net income and its total, the components of other comprehensive income and its total, and total comprehensive income.  The ASU was effective for interim and annual periods beginning after December 31, 2011.  The Company adopted this new guidance effective January 1, 2012 and there was no material impact on the consolidated financial statements.

             In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurements, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).  The guidance was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between GAAP and IFRS.  The guidance changed certain fair value measurement principles and expanded disclosure requirements, particularly for assets valued using Level 3 fair value measurements.  The ASU was effective for interim and annual periods beginning after December 31, 2011.  The Company adopted this guidance effective January 1, 2012 and there was no material impact on the Company's consolidated financial statements.

             In April 2011, the FASB issued ASU No. 2011-02, to clarify the guidance for troubled debt restructurings (“TDRs”).  This ASU clarifies the guidance on a creditor’s evaluation of whether it has granted a concession and whether a debtor is experiencing financial difficulties, such as:

•          Creditors cannot assume that debt extensions at or above a borrower’s original contractual rate do not constitute troubled debt restructurings;

•          If a borrower doesn’t have access to funds at a market rate for debt with characteristics similar to the restructured debt, that may indicate that the creditor has granted a concession; and

•          A borrower that is not currently in default may still be considered to be experiencing financial difficulty when payment default is considered “probable in the foreseeable future.”

The guidance was effective beginning with disclosures for the Company’s quarter ended September 30, 2011 and was applied retrospectively to restructurings occurring on or after January 1, 2011.  The adoption of the required disclosures did not have a material impact on the Company’s consolidated financial statements.  See Note 2 for disclosure of TDRs.

             In February 2013, the FASB issued ASU 2013-02, "Reporting Out of Accumulated Other Comprehensive Income".  The guidance adds new disclosure requirements for items reclassified out of accumulated other comprehensive income.  This update requires that companies present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification.  If a component is not required to be reclassified to net income in its entirety, companies would instead cross reference to the related footnote for additional information.  This update is effective for the Company beginning in the first quarter of 2013 and its adoption is not expected to have a material impact on the consolidated financial statements.